Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue from services		$ 330,788	$ 649,587
Revenue from healthcare service packages			52,319
Cost of Revenue			(48,036)
Net revenue of services		330,788	653,870
Commission and fees on financial guarantee services		191,920	187,505
(Provision) recovery of provision for financial guarantee services		(15,586)	38,055
Commission and fee income on guarantee services, net		176,334	225,560
Interest and fees income
Interest income on loans due from third parties		998,827	942,264
Interest income on deposits with banks		271,212	190,121
Total interest and fees income		1,270,039	1,132,385
Operating income		1,777,161	2,011,815
Salaries and employee surcharges		564,110	598,999
Other operating expenses		1,514,281	1,836,842
Changes in fair value of warrant liabilities		27,729	2,631
Total operating expenses		2,106,120	2,438,472
Other income (expenses)
Other income (expenses), net		(155,633)	7,664
Interest income (expenses), net		11,127	879
Total other income (expenses)		(144,506)	8,543
Loss before income taxes		(473,465)	(418,114)
Income tax benefit		13,068	592,521
Net (loss) income		(460,397)	174,407
Less: Net loss attributable to noncontrolling interests		(67,030)	(420,663)
Net loss attributable to Roan Holding Group Co., Ltd.’s shareholders		(527,427)	(246,256)
Comprehensive income (loss)
Net loss		(460,397)	174,407
Foreign currency translation		529,793	2,222,871
Less: Comprehensive loss attributable to noncontrolling interests		(226,482)	(1,129,889)
Total comprehensive income attributable to Roan Holdings Group Co., Ltd.’s shareholders		$ (157,086)	$ 1,267,389
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	[1]	25,287,887	25,287,887
Loss per share
Net loss per share – Basic and Diluted (in Dollars per share)		$ (0.02)	$ (0.01)

[1]	The Company used net loss as the control number to determine whether the warrants, Class A and Class B preferred shares are anti-dilutive. Because the Company suffered loss, the number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.